Fair Value Measurements - Activity for Warrant Liabilities (Details) - Warrant liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 4,874	$ 5,978
Revaluation of warrant liabilities	727	(1,104)
Reclassification of preferred stock warrants to common stock warrants upon IPO	(4,173)
Exercise of preferred stock warrants	(1,428)
Ending balance	$ 0	$ 4,874